STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—13.7%
Auto Loan—11.5%
American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. B, 2.61%, 5/10/21[1]	$150,528 $	150,508
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	2,083,000	2,084,023
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	3,042,000	3,066,957
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	3,245,000	3,276,325
Series 2018-3, Cl. B, 3.49%, 6/13/22[1]	1,000,000	1,006,924
Series 2018-3, Cl. D, 4.14%, 10/15/24[1]	340,000	347,145
Series 2018-4, Cl. C, 3.97%, 1/13/25[1]	2,460,000	2,507,541
Series 2019-1, Cl. C, 3.50%, 4/14/25[1]	1,625,000	1,652,081
AmeriCredit Automobile Receivables Trust:
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,075,000	3,126,188
Series 2017-4, Cl. D, 3.08%, 12/18/23	1,480,000	1,497,860
Series 2018-3, Cl. C, 3.74%, 10/18/24	3,465,000	3,586,590
Capital Auto Receivables Asset Trust, Series 2017-1, Cl. D,
3.15%, 2/20/25[1]	435,000	436,504
CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	750,096
Series 2015-3, Cl. D, 3.27%, 3/15/22	2,615,000	2,620,350
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,916,225
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,345,000	2,366,184
Series 2017-4, Cl. D, 3.30%, 5/15/24	1,120,000	1,126,945
Series 2018-1, Cl. D, 3.37%, 7/15/24	810,000	819,343
Series 2018-4, Cl. C, 3.85%, 7/15/24	1,170,000	1,216,945
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%,
5/15/23[1]	432,944	432,316
CPS Auto Receivables Trust:
Series 2018-A, Cl. B, 2.77%, 4/18/22[1]	1,537,000	1,536,838
Series 2018-B, Cl. A, 2.72%, 9/15/21[1]	1,347,293	1,347,084
Series 2018-B, Cl. B, 3.23%, 7/15/22[1]	1,880,000	1,889,292
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	264,916	264,824
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	2,225,000	2,245,117
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	2,110,000	2,145,775
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	2,215,000	2,253,391
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	1,975,000	2,049,913
Series 2019-1A, Cl. B, 3.75%, 4/17/28[1]	1,370,000	1,403,782
Drive Auto Receivables Trust:
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,685,000	1,705,005
Series 2017-1, Cl. D, 3.84%, 3/15/23	3,015,000	3,048,308
Series 2018-1, Cl. D, 3.81%, 5/15/24	3,320,000	3,372,220
Series 2018-2, Cl. D, 4.14%, 8/15/24	3,770,000	3,863,939
Series 2018-3, Cl. D, 4.30%, 9/16/24	2,560,000	2,637,271
Series 2018-5, Cl. C, 3.99%, 1/15/25	2,770,000	2,849,888
Series 2019-1, Cl. C, 3.78%, 4/15/25	4,740,000	4,850,539
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	2,650,000	2,760,593
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	3,607,000	3,627,462
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	3,680,000	3,793,128

1	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
DT Auto Owner Trust: (Continued)
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	$1,835,000 $	1,848,051
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	2,400,000	2,509,774
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	3,275,000	3,297,613
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	2,785,000	2,887,757
Series 2018-2A, Cl. D, 4.15%, 3/15/24[1]	1,185,000	1,215,961
Series 2018-3A, Cl. B, 3.56%, 9/15/22[1]	3,390,000	3,430,244
Series 2018-3A, Cl. C, 3.79%, 7/15/24[1]	1,360,000	1,383,515
Series 2019-2A, Cl. D, 3.48%, 2/18/25[1]	1,595,000	1,615,836
Exeter Automobile Receivables Trust:
Series 2016-2A, Cl. C, 5.96%, 2/15/22[1]	1,800,000	1,829,821
Series 2017-3A, Cl. A, 2.05%, 12/15/21[1]	271,548	271,141
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]	1,680,000	1,679,163
Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]	4,215,000	4,351,441
Series 2019-2A, Cl. C, 3.30%, 3/15/24[1]	4,309,000	4,370,651
Flagship Credit Auto Trust:
Series 2015-3, Cl. C, 4.65%, 3/15/22[1]	4,000,000	4,071,133
Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	3,570,000	3,697,318
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%,
7/15/22[2]	2,039,056	2,039,989
GM Financial Automobile Leasing Trust:
Series 2017-3, Cl. C, 2.73%, 9/20/21	1,230,000	1,228,476
Series 2018-2, Cl. C, 3.50%, 4/20/22	1,730,000	1,752,099
Series 2019-1, Cl. D, 3.95%, 5/22/23	4,000,000	4,084,686
GMF Floorplan Owner Revolving Trust:
Series 2018-3, Cl. B, 3.49%, 9/15/22[1]	3,220,000	3,260,190
Series 2018-3, Cl. C, 3.68%, 9/15/22[1]	2,725,000	2,759,660
Series 2018-4, Cl. B, 3.68%, 9/15/23[1]	2,725,000	2,796,171
Series 2018-4, Cl. C, 3.88%, 9/15/23[1]	3,405,000	3,494,639
Navistar Financial Dealer Note Master Owner Trust II:
Series 2017-1, Cl. C, 3.98% [US0001M+155], 6/27/22[1,3]	605,000	605,233
Series 2017-1, Cl. D, 4.73% [US0001M+230], 6/27/22[1,3]	700,000	700,124
Series 2018-1, Cl. A, 3.06% [US0001M+63], 9/25/23[1,3]	1,420,000	1,423,344
Series 2018-1, Cl. B, 3.23% [US0001M+80], 9/25/23[1,3]	670,000	671,291
Santander Drive Auto Receivables Trust:
Series 2015-5, Cl. C, 2.74%, 12/15/21	71,549	71,543
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	4,585,000	4,698,548
Series 2017-2, Cl. D, 3.49%, 7/17/23	1,640,000	1,657,566
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,210,000	3,240,108
Series 2018-1, Cl. D, 3.32%, 3/15/24	1,195,000	1,209,822
Series 2018-2, Cl. D, 3.88%, 2/15/24	2,015,000	2,061,258
Series 2018-3, Cl. C, 3.51%, 8/15/23	5,295,000	5,388,918
Series 2018-5, Cl. C, 3.81%, 12/16/24	2,895,000	2,964,415
Series 2019-2, Cl. D, 3.22%, 7/15/25	2,675,000	2,705,690
Santander Retail Auto Lease Trust, Series 2019-A, Cl. C,
3.30%, 5/22/23[1]	4,295,000	4,317,865
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D,
3.53%, 3/15/22[1]	1,230,000	1,229,916

2	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Auto Loan (Continued)
United Auto Credit Securitization Trust:
Series 2018-1, Cl. C, 3.05%, 9/10/21[1]	$3,190,000 $	3,192,165
Series 2019-1, Cl. C, 3.16%, 8/12/24[1]	2,060,000	2,070,849
Veros Automobile Receivables Trust, Series 2017-1, Cl. A,
2.84%, 4/17/23[1]	240,568	240,326
Westlake Automobile Receivables Trust:
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]	3,255,000	3,332,580
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	2,305,000	2,326,767
Series 2018-2A, Cl. C, 3.50%, 1/16/24[1]	4,025,000	4,064,080
Series 2018-3A, Cl. B, 3.32%, 10/16/23[1]	5,187,000	5,223,245
		194,902,401

Credit Card—1.1%
World Financial Network Credit Card Master Trust:
Series 2018-A, Cl. A, 3.07%, 12/16/24	6,205,000	6,277,750
Series 2018-B, Cl. A, 3.46%, 7/15/25	3,015,000	3,092,298
Series 2018-C, Cl. A, 3.55%, 8/15/25	6,390,000	6,569,452
Series 2019-A, Cl. A, 3.14%, 12/15/25	2,175,000	2,223,505
		18,163,005

Equipment—0.6%
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	2,355,000	2,355,581
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	1,030,000	1,038,399
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	290,000	293,415
Series 2018-2, Cl. C, 3.87%, 12/15/25[1]	755,000	775,767
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]	2,290,000	2,324,923
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]	555,000	563,628
CNH Equipment Trust:
Series 2017-C, Cl. B, 2.54%, 5/15/25	750,000	752,115
Series 2019-A, Cl. A4, 3.22%, 1/15/26	1,675,000	1,727,919
Dell Equipment Finance Trust, Series 2018-1, Cl. B, 3.34%,
6/22/23[1]	1,040,000	1,055,141
Structured Asset Securities Corp., Interest-Only Stripped
Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 0.00%,
2/25/32[4,5]	1,657,483	323,927
		11,210,815

Loans: Other—0.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-
Through Certificates, Series 2005-R5, Cl. M2, 3.12%
[US0001M+69], 7/25/35[3]	790,775	793,844
Dell Equipment Finance Trust:
Series 2017-2, Cl. B, 2.47%, 10/24/22[1]	740,000	739,887
Series 2019-1, Cl. C, 3.14%, 3/22/24[1]	4,465,000	4,520,894
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%,
4/19/44[1]	865,845	865,751
		6,920,376

3	INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Receivables: Other—0.1%
American Credit Acceptance Receivables Trust, Series 2019-2,
Cl. D, 3.41%, 6/12/25[1]	$1,935,000 $	1,947,771
Total Asset-Backed Securities (Cost $229,733,431)		233,144,368

Mortgage-Backed Obligations—23.8%
Government Agency—14.9%
FHLMC/FNMA/FHLB/Sponsored—14.6%
Connecticut Avenue Securities:
Series 2013-C01, Cl. M2, 7.68% [US0001M+525], 10/25/23[3]	2,301,183	2,577,159
Series 2014-C01, Cl. M2, 6.83% [US0001M+440], 1/25/24[3]	4,000,000	4,433,865
Series 2014-C02, Cl. 1M2, 5.03% [US0001M+260], 5/25/24[3]	3,500,000	3,660,267
Series 2014-C03, Cl. 1M2, 5.43% [US0001M+300], 7/25/24[3]	3,271,052	3,472,531
Series 2014-C03, Cl. 2M2, 5.33% [US0001M+290], 7/25/24[3]	268,925	283,452
Series 2014-C04, Cl. 1M2, 7.33% [US0001M+490],
11/25/24[3]	2,985,655	3,356,152
Series 2016-C02, Cl. 1M2, 8.43% [US0001M+600], 9/25/28[3]	1,737,609	1,953,116
Federal Home Loan Mortgage Corp. Gold Pool:
5.00%, 7/1/33-6/1/34	431,470	465,536
5.50%, 9/1/39	1,083,932	1,174,042
6.00%, 1/1/22-7/1/24	319,661	347,291
6.50%, 4/1/21-4/1/34	150,775	165,885
7.00%, 10/1/31-3/1/35	858,813	989,133
7.50%, 1/1/32-2/1/32	723,243	859,621
9.00%, 8/1/22-5/1/25	6,261	6,711
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[4]	33,144	6,321
Series 205, Cl. IO, 64.938%, 9/1/29[4]	236,609	47,975
Series 206, Cl. IO, 0.00%, 12/15/29[4,6]	94,036	25,260
Series 243, Cl. 6, 0.00%, 12/15/32[4,6]	88,710	16,375
Series 304, Cl. C31, 9.449%, 12/15/27[4]	2,189,344	173,661
Series 304, Cl. C45, 6.693%, 12/15/27[4]	1,071,000	84,222
Series 304, Cl. C47, 5.212%, 12/15/27[4]	1,016,801	84,554
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg.-
Backed Security:
Series K734, Cl. X1, 14.733%, 2/25/51[4]	27,737,941	1,053,526
Series KC02, Cl. X1, 0.00%, 3/25/24[4,6]	59,806,154	1,006,215
Series KC03, Cl. X1, 0.00%, 11/25/24[4,6]	37,545,000	951,623
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	814	825
Series 1644, Cl. S, 2.408% [D11COF+145], 12/15/23[3]	910,383	931,935
Series 2043, Cl. ZP, 6.50%, 4/15/28	598,166	668,113
Series 2116, Cl. ZA, 6.00%, 1/15/29	293,670	321,039
Series 2148, Cl. ZA, 6.00%, 4/15/29	430,472	473,071
Series 2220, Cl. PD, 8.00%, 3/15/30	49,931	58,288
Series 2326, Cl. ZP, 6.50%, 6/15/31	55,475	61,299
Series 2344, Cl. FP, 3.39% [LIBOR01M+95], 8/15/31[3]	91,412	93,659
Series 2368, Cl. PR, 6.50%, 10/15/31	232,732	263,235
Series 2427, Cl. ZM, 6.50%, 3/15/32	253,325	280,208
Series 2451, Cl. FD, 3.44% [LIBOR01M+100], 3/15/32[3]	51,288	52,678

4 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2461, Cl. PZ, 6.50%, 6/15/32	$124,898 $	139,140
Series 2464, Cl. FI, 3.44% [LIBOR01M+100], 2/15/32[3]	53,484	54,939
Series 2465, Cl. PG, 6.50%, 6/15/32	183,298	207,297
Series 2470, Cl. LF, 3.44% [LIBOR01M+100], 2/15/32[3]	53,641	55,101
Series 2517, Cl. GF, 3.44% [LIBOR01M+100], 2/15/32[3]	42,511	43,668
Series 2551, Cl. LF, 2.94% [LIBOR01M+50], 1/15/33[3]	5,377	5,416
Series 3015, Cl. GM, 5.00%, 8/15/35	2,390,129	2,640,081
Series 3848, Cl. WL, 4.00%, 4/15/40	259,741	263,954
Series 3917, Cl. BA, 4.00%, 6/15/38	218,518	228,125
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[4]	43,173	4,122
Series 2079, Cl. S, 99.999%, 7/17/28[4]	80,857	9,317
Series 2122, Cl. S, 75.309%, 2/15/29[4]	307,415	51,156
Series 2304, Cl. SK, 48.125%, 6/15/29[4]	283,018	48,911
Series 2493, Cl. S, 23.365%, 9/15/29[4]	70,007	12,067
Series 2526, Cl. SE, 52.25%, 6/15/29[4]	110,078	19,665
Series 2795, Cl. SH, 99.999%, 3/15/24[4]	631,712	41,725
Series 2920, Cl. S, 17.891%, 1/15/35[4]	765,487	128,710
Series 2922, Cl. SE, 17.102%, 2/15/35[4]	168,737	27,317
Series 2981, Cl. AS, 0.676%, 5/15/35[4]	635,678	91,038
Series 3004, Cl. SB, 99.999%, 7/15/35[4]	882,523	94,940
Series 3397, Cl. GS, 0.00%, 12/15/37[4,6]	110,913	21,968
Series 3424, Cl. EI, 0.00%, 4/15/38[4,6]	50,970	4,782
Series 3450, Cl. BI, 9.081%, 5/15/38[4]	1,228,309	194,332
Series 3606, Cl. SN, 13.944%, 12/15/39[4]	262,681	40,413
Series 4057, Cl. QI, 5.54%, 6/15/27[4]	6,008,196	439,129
Series 4146, Cl. AI, 10.305%, 12/15/27[4]	2,786,985	210,881
Series 4205, Cl. AI, 8.222%, 5/15/28[4]	1,632,250	118,421
Series 4316, Cl. JS, 0.00%, 1/15/44[4,6]	2,759,779	419,197
Series 4818, Cl. BI, 0.00%, 3/15/45[4,6]	2,425,140	354,078
Federal Home Loan Mortgage Corp., Stacr Trust, Series 2018-HQA2, Cl. M1,
3.18% [US0001M+75], 10/25/48[1,3]	5,110,000	5,120,623
Federal Home Loan Mortgage Corp., STACR Trust, Series 2019-DNA1, Cl.
M1, 3.377% [US0001M+90], 1/25/49[1,3]	4,160,000	4,175,437
Federal National Mortgage Assn.:
2.50%, 6/1/34[7]	6,320,000	6,321,851
3.00%, 6/1/34[7]	13,035,000	13,226,451
3.50%, 6/1/49[7]	16,685,000	17,021,633
4.00%, 6/1/49[7]	49,420,000	51,006,846
4.50%, 6/1/49[7]	81,195,000	84,836,088
5.00%, 6/1/49[7]	2,520,000	2,660,175
Federal National Mortgage Assn. Pool:
4.50%, 11/1/19-12/1/20	45,777	46,612
5.00%, 8/1/19-6/1/22	24,422	25,033
5.50%, 2/1/35-5/1/36	370,309	406,540
6.00%, 6/1/30-3/1/37	2,782,558	3,120,512

5 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. Pool: (Continued)
6.50%, 5/1/28-1/1/34	$2,181,412 $	2,451,783
7.00%, 1/1/30-4/1/34	1,838,448	2,122,574
7.50%, 2/1/27-8/1/33	1,651,187	1,927,203
8.00%, 12/1/22	4,499	4,788
8.50%, 7/1/32	6,533	6,600
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[4]	145,326	15,297
Series 252, Cl. 2, 99.999%, 11/25/23[4]	69,400	7,954
Series 303, Cl. IO, 99.999%, 11/25/29[4]	968,612	215,531
Series 319, Cl. 2, 48.809%, 2/25/32[4]	172,832	37,159
Series 321, Cl. 2, 32.136%, 4/25/32[4]	263,464	58,904
Series 324, Cl. 2, 21.775%, 7/25/32[4]	108,261	23,953
Series 328, Cl. 2, 0.00%, 12/25/32[4,6]	618,306	136,475
Series 334, Cl. 12, 0.00%, 3/25/33[4,6]	367,056	72,780
Series 339, Cl. 7, 0.00%, 11/25/33[4,6]	292,799	58,118
Series 351, Cl. 10, 99.999%, 4/25/34[4]	247,584	50,799
Series 351, Cl. 8, 0.00%, 4/25/34[4,6]	243,633	50,019
Series 356, Cl. 10, 0.00%, 6/25/35[4,6]	171,796	30,833
Series 356, Cl. 12, 0.00%, 2/25/35[4,6]	85,047	15,506
Series 362, Cl. 13, 0.00%, 8/25/35[4,6]	154,062	32,270
Series 364, Cl. 15, 0.00%, 9/25/35[4,6]	217,705	42,728
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Series 327, Cl. 1, 11.783%, 9/25/32[8]	44,378	39,216
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	364,203	382,962
Series 1993-87, Cl. Z, 6.50%, 6/25/23	128,006	135,334
Series 1999-54, Cl. LH, 6.50%, 11/25/29	122,033	134,741
Series 2002-29, Cl. F, 3.43% [LIBOR01M+100], 4/25/32[3]	58,644	60,255
Series 2002-64, Cl. FJ, 3.43% [LIBOR01M+100], 4/25/32[3]	18,052	18,548
Series 2002-68, Cl. FH, 2.941% [LIBOR01M+50], 10/18/32[3]	34,917	35,167
Series 2003-116, Cl. FA, 2.83% [LIBOR01M+40], 11/25/33[3]	63,886	63,192
Series 2003-130, Cl. CS, 9.241% [-2 x LIBOR01M+1,410],
12/25/33[3]	11,016	11,380
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,536,249
Series 2006-11, Cl. PS, 15.658% [-3.6667 x
LIBOR01M+2,456.67], 3/25/36[3]	122,664	185,744
Series 2006-46, Cl. SW, 15.29% [-3.6665 x
LIBOR01M+2,419.92], 6/25/36[3]	72,057	105,554
Series 2006-50, Cl. KS, 15.291% [-3.6667 x
LIBOR01M+2,420], 6/25/36[3]	135,308	199,085
Series 2006-50, Cl. SK, 15.291% [-3.6667 x
LIBOR01M+2,420], 6/25/36[3]	382,481	566,260
Series 2007-9, Cl. LE, 5.50%, 3/25/37	1,614,704	1,775,545
Series 2010-43, Cl. KG, 3.00%, 1/25/21	9,628	9,619
Series 2011-15, Cl. DA, 4.00%, 3/25/41	145,550	150,295
Series 2011-3, Cl. KA, 5.00%, 4/25/40	509,082	533,994
Series 2012-20, Cl. FD, 2.83% [LIBOR01M+40], 3/25/42[3]	153,352	153,553

6 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 10.252%, 11/18/31[4]	$214,185 $	39,762
Series 2001-63, Cl. SD, 27.14%, 12/18/31[4]	77,683	12,278
Series 2001-68, Cl. SC, 30.249%, 11/25/31[4]	58,062	10,819
Series 2001-81, Cl. S, 12.834%, 1/25/32[4]	55,474	10,271
Series 2002-28, Cl. SA, 15.213%, 4/25/32[4]	57,244	10,844
Series 2002-38, Cl. SO, 46.443%, 4/25/32[4]	108,723	19,092
Series 2002-39, Cl. SD, 37.171%, 3/18/32[4]	114,909	23,774
Series 2002-41, Cl. S, 23.372%, 7/25/32[4]	326,006	58,370
Series 2002-48, Cl. S, 13.428%, 7/25/32[4]	86,140	17,641
Series 2002-52, Cl. SD, 44.984%, 9/25/32[4]	102,921	20,313
Series 2002-52, Cl. SL, 13.806%, 9/25/32[4]	58,591	11,480
Series 2002-53, Cl. SK, 49.593%, 4/25/32[4]	71,677	15,145
Series 2002-56, Cl. SN, 14.611%, 7/25/32[4]	117,704	24,107
Series 2002-77, Cl. IS, 32.572%, 12/18/32[4]	185,231	37,227
Series 2002-77, Cl. SH, 12.963%, 12/18/32[4]	72,595	12,540
Series 2002-9, Cl. MS, 12.655%, 3/25/32[4]	89,413	18,286
Series 2003-25, Cl. IK, 89.631%, 4/25/33[4]	1,560,066	388,042
Series 2003-33, Cl. SP, 10.53%, 5/25/33[4]	199,886	40,077
Series 2003-4, Cl. S, 21.212%, 2/25/33[4]	118,198	24,112
Series 2005-12, Cl. SC, 20.73%, 3/25/35[4]	78,021	12,000
Series 2005-14, Cl. SE, 14.542%, 3/25/35[4]	616,074	85,816
Series 2005-40, Cl. SB, 30.457%, 5/25/35[4]	480,172	62,996
Series 2005-52, Cl. JH, 29.391%, 5/25/35[4]	281,080	45,064
Series 2005-6, Cl. SE, 77.653%, 2/25/35[4]	1,186,492	204,057
Series 2007-88, Cl. XI, 0.00%, 6/25/37[4,6]	249,852	43,314
Series 2008-55, Cl. SA, 0.00%, 7/25/38[4,6]	106,026	12,734
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,6]	4,031	222
Series 2010-95, Cl. DI, 0.00%, 11/25/20[4,6]	14,910	232
Series 2011-96, Cl. SA, 5.812%, 10/25/41[4]	733,320	122,539
Series 2012-121, Cl. IB, 6.755%, 11/25/27[4]	2,560,245	194,494
Series 2012-134, Cl. SA, 0.00%, 12/25/42[4,6]	1,608,970	302,974
Series 2012-40, Cl. PI, 27.101%, 4/25/41[4]	875,735	100,814
Series 2013-2, Cl. IA, 6.708%, 2/25/43[4]	446,855	81,759
Series 2015-57, Cl. LI, 6.216%, 8/25/35[4]	6,329,779	896,568
Series 2016-45, Cl. MI, 8.879%, 7/25/46[4]	1,811,953	402,846
Series 2017-60, Cl. LI, 0.00%, 8/25/47[4,6]	3,451,212	424,366
Series 2017-66, Cl. AS, 0.00%, 9/25/47[4,6]	15,488,873	2,307,249
Series 2018-16, Cl. NI, 0.00%, 12/25/44[4,6]	1,237,514	169,544
Series 2018-69, Cl. CI, 0.00%, 10/25/46[4,6]	2,771,210	215,777
Structured Agency Credit Risk Debt Nts., Series 2014-DN3, Cl. M3, 6.43%
[US0001M+400], 8/25/24[3]	2,513,620	2,698,863
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series
1995-2B, Cl. 2IO, 99.999%, 6/15/25[4]	1,441,626	22,515
		247,995,424

7 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
GNMA/Guaranteed—0.3%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	$6,402 $	7,009
7.00%, 1/15/28-8/15/28	61,916	65,190
7.50%, 9/15/22-11/15/26	39,361	40,572
8.00%, 2/15/22-8/15/28	14,984	15,060
10.50%, 12/15/20	166	166
Government National Mortgage Assn. II Pool:
7.00%, 1/20/30	19,985	23,074
11.00%, 10/20/19	10	10
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 43.236%, 4/16/37[4]	1,351,556	208,264
Series 2011-52, Cl. HS, 18.973%, 4/16/41[4]	2,149,650	315,755
Series 2017-136, Cl. LI, 7.138%, 9/16/47[4]	4,883,772	876,246
Series 2017-149, Cl. GS, 0.00%, 10/16/47[4,6]	6,098,828	933,738
STACR Trust, Series 2018-HRP1, Cl. M2, 4.08% [US0001M+165],
4/25/43[1,3]	3,511,954	3,535,513
		6,020,597

Non-Agency—8.9%
Commercial—3.5%
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 4.69% [H15T1Y+210],
9/26/35[1,3]	34,665	34,847
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 0.00%, 1/15/514,6	26,399,081	957,526
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/241,4,6,9	309,762	5,602
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 12.591%, 11/13/504	9,167,349	518,054
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 4.358%, 1/25/36[10]	573,738	568,732
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Cl. AAB, 3.477%,
5/10/47	1,064,999	1,092,435
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[4,6]	11,812,189	466,912
Series 2017-C4, Cl. XA, 11.93%, 10/12/50[4]	24,148,298	1,647,996
COMM Mortgage Trust, Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	715,000	732,957
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series
2012-CR5, Cl. XA, 0.00%, 12/10/45[4,6]	12,508,067	564,552
Federal Home Loan Mortgage Corp., Stacr Trust, Series 2019-HQA1, Cl. M1,
3.33% [US0001M+90], 2/25/49[1,3]	1,350,000	1,354,424
FREMF Mortgage Trust:
Series 2010-K6, Cl. B, 5.372%, 12/25/46[1,10]	695,000	703,927
Series 2011-K10, Cl. B, 4.622%, 11/25/49[1,10]	4,025,000	4,116,095
Series 2012-K711, Cl. B, 3.51%, 8/25/45[1,10]	3,785,000	3,778,730
Series 2012-K711, Cl. C, 3.51%, 8/25/45[1,10]	1,660,000	1,656,676
Series 2013-K25, Cl. C, 3.619%, 11/25/45[1,10]	2,362,000	2,401,840
Series 2013-K26, Cl. C, 3.598%, 12/25/45[1,10]	1,642,030	1,669,266
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,10]	530,000	537,416
Series 2013-K28, Cl. C, 3.49%, 6/25/46[1,10]	530,000	537,773
Series 2013-K30, Cl. C, 3.557%, 6/25/45[1,10]	917,000	936,523

8 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2013-K712, Cl. C, 3.35%, 5/25/45[1,10]	$1,125,000 $	1,123,393
Series 2013-K713, Cl. C, 3.154%, 4/25/46[1,10]	2,752,000	2,751,667
Series 2014-K714, Cl. C, 3.854%, 1/25/47[1,10]	4,000,000	4,050,241
Series 2014-K715, Cl. C, 4.118%, 2/25/46[1,10]	2,795,000	2,839,613
Series 2015-K721, Cl. B, 3.565%, 11/25/47[1,10]	1,150,000	1,173,872
Series 2017-K724, Cl. B, 3.487%, 11/25/23[1,10]	1,395,000	1,410,652
GS Mortgage Securities Trust:
Series 2012-GC6, Cl. A3, 3.482%, 1/10/45	1,260,241	1,286,414
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	301,377	301,916
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	897,673	920,302
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6.00%, 4/25/37[1,10]	538,920	520,341
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,335,000	2,498,152
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	2,084,027	2,080,162
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 4.684%, 7/25/35[10]	468,489	488,603
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Cl. A3,
3.578%, 2/15/47	680,470	689,923
JPMBB Commercial Mortgage Securities Trust, Interest-Only Stripped Mtg.-
Backed Security, Series 2015-C27, Cl. XA, 27.148%, 2/15/48[4]	38,486,216	1,730,498
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 0.00%,
7/26/24[1,9,10]	40,475	27,948
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	750,000	771,105
Series 2016-C29, Cl. A1, 1.597%, 5/15/49	446,297	442,890
Morgan Stanley Capital I Trust, Series 2011-C2, Cl. A4, 4.661%, 6/15/44[1]	1,685,000	1,742,591
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 0.00%, 12/15/504,6	8,731,678	480,647
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 4.057%,
6/26/46[1,10]	102,782	103,748
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.955%, 7/26/45[1,10]	84,076	86,812
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A,
4.485%, 8/25/34[10]	55,896	56,798
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 0.00%, 11/15/504,6	15,175,073	922,485
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB,
2.934%, 5/15/48	3,750,000	3,801,295
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 0.00%, 12/15/504,6	12,162,390	764,626
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Cl. A7,
4.00%, 11/25/48[1,10]	2,016,998	2,064,253
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Cl. A3, 3.528%,
9/15/57	475,000	484,523
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2011-C3, Cl. XA, 0.00%, 3/15/441,4,6	7,209,640	142,222
		60,039,975

9 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Multi-Family—0.5%
Connecticut Avenue Securities:
Series 2014-C02, Cl. 2M2, 5.03% [US0001M+260], 5/25/24[3]	$1,552,456 $	1,611,458
Series 2017-C04, Cl. 2M1, 3.28% [US0001M+85], 11/25/29[3]	2,627,905	2,632,734
FREMF Mortgage Trust, Series 2012-K23, Cl. C, 3.656%, 10/25/45[1,10]	3,460,000	3,529,800
		7,773,992

Residential—4.9%
Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 4.948%,
3/26/36[1,10]	224,152	224,650
Bear Stearns ARM Trust:
Series 2005-9, Cl. A1, 4.73% [H15T1Y+230], 10/25/35[3]	338,642	348,293
Series 2006-1, Cl. A1, 4.91% [H15T1Y+225], 2/25/36[3]	732,140	752,722
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	728,080	729,804
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	624,319	630,104
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 4.97%
[H15T1Y+240], 10/25/35[3]	1,572,227	1,615,443
Connecticut Avenue Securities:
Series 2015-C01, Cl. 1M2, 6.73% [US0001M+430], 2/25/25[3]	1,778,842	1,924,631
Series 2016-C03, Cl. 1M1, 4.43% [US0001M+200],
10/25/28[3]	417,647	420,821
Series 2017-C02, Cl. 2M1, 3.58% [US0001M+115], 9/25/29[3]	2,830,521	2,841,126
Series 2017-C03, Cl. 1M1, 3.38% [US0001M+95], 10/25/29[3]	3,371,386	3,380,719
Series 2017-C06, Cl. 1M1, 3.18% [US0001M+75], 2/25/30[3]	1,096,206	1,097,014
Series 2017-C07, Cl. 1M1, 3.08% [US0001M+65], 5/25/30[3]	2,118,764	2,120,177
Series 2018-C01, Cl. 1M1, 3.03% [US0001M+60], 7/25/30[3]	5,110,259	5,109,486
Series 2018-C02, Cl. 2M1, 3.08% [US0001M+65], 8/25/30[3]	853,709	854,054
Series 2018-C03, Cl. 1M1, 3.11% [US0001M+68], 10/25/30[3]	3,379,877	3,384,267
Series 2018-C04, Cl. 2M1, 3.18% [US0001M+75], 12/25/30[3]	2,570,452	2,572,284
Series 2018-C05, Cl. 1M1, 3.15% [US0001M+72], 1/25/31[3]	1,219,718	1,220,886
Series 2018-C06, Cl. 1M1, 2.98% [US0001M+55], 3/25/31[3]	433,645	433,672
Series 2018-C06, Cl. 2M1, 2.98% [US0001M+55], 3/25/31[3]	482,717	482,638
Connecticut Avenue Securities Trust:
Series 2018-R07, Cl. 1M1, 3.18% [US0001M+75], 4/25/31[1,3]	993,277	994,081
Series 2019-R01, Cl. 2M1, 3.28% [US0001M+85], 7/25/31[1,3]	2,181,700	2,186,623
Series 2019-R02, Cl. 1M1, 3.28% [US0001M+85], 8/25/31[1,3]	4,168,554	4,184,690
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.313%, 7/25/35[10]	154,612	158,630
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.74% [US0001M+31],
7/25/35[3]	140,912	141,088
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	6,913	6,249
STACR Trust:
Series 2018-DNA2, Cl. M1, 3.23% [US0001M+80],
12/25/30[1,3]	4,691,229	4,700,492
Series 2018-DNA3, Cl. M1, 3.18% [US0001M+75],
9/25/48[1,3]	900,000	900,943
Series 2018-HRP2, Cl. M2, 3.68% [US0001M+125],
2/25/47[1,3]	2,850,000	2,870,398

10 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Residential (Continued)
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 6.68% [US0001M+425],
11/25/23[3]	$3,027,893 $	3,300,854
Series 2014-DN1, Cl. M2, 4.63% [US0001M+220], 2/25/24[3]	512,883	521,974
Series 2014-DN1, Cl. M3, 6.93% [US0001M+450], 2/25/24[3]	1,260,000	1,412,362
Series 2014-DN2, Cl. M3, 6.03% [US0001M+360], 4/25/24[3]	7,345,000	7,946,145
Series 2014-DN4, Cl. M3, 6.98% [US0001M+455],
10/25/24[3]	429,119	466,489
Series 2014-HQ2, Cl. M3, 6.18% [US0001M+375], 9/25/24[3]	3,100,000	3,431,816
Series 2015-HQA2, Cl. M2, 5.23% [US0001M+280],
5/25/28[3]	103,078	105,016
Series 2016-DNA1, Cl. M2, 5.377% [US0001M+290],
7/25/28[3]	267,149	270,953
Series 2017-HQA1, Cl. M1, 3.63% [US0001M+120],
8/25/29[3]	2,878,836	2,889,971
Series 2017-HQA2, Cl. M1, 3.23% [US0001M+80],
12/25/29[3]	1,485,798	1,486,209
Series 2017-HQA3, Cl. M1, 2.98% [US0001M+55], 4/25/30[3]	3,350,288	3,349,265
Series 2018-DNA1, Cl. M1, 2.88% [US0001M+45], 7/25/30[3]	6,745,371	6,732,178
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 4.491%, 10/25/33[10]	241,307	248,365
Series 2005-AR14, Cl. 1A4, 4.185%, 12/25/35[10]	85,683	85,635
Series 2005-AR16, Cl. 1A1, 4.243%, 12/25/35[10]	394,296	394,666
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 5.084%, 2/25/35[10]	844,447	879,462
Series 2005-AR15, Cl. 1A2, 4.666%, 9/25/35[10]	833,539	830,946
Series 2005-AR4, Cl. 2A2, 5.104%, 4/25/35[10]	1,209,515	1,234,406
Series 2006-AR10, Cl. 1A1, 4.933%, 7/25/36[10]	38,721	39,503
Series 2006-AR10, Cl. 5A5, 4.832%, 7/25/36[10]	819,807	834,098
Series 2006-AR7, Cl. 2A4, 5.087%, 5/25/36[10]	78,427	81,783
		82,828,081
Total Mortgage-Backed Obligations (Cost $401,927,343)		404,658,069

Corporate Bonds and Notes—66.3%
Consumer Discretionary—9.8%
Auto Components—0.4%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts.,
11/15/23	4,255,000	4,251,681
ZF North America Capital, Inc., 4.00% Sr. Unsec. Nts.,
4/29/20[1]	3,400,000	3,420,318
		7,671,999

Automobiles—2.3%
BMW US Capital LLC, 3.45% Sr. Unsec. Nts., 4/12/23[1]	4,800,000	4,912,101
Daimler Finance North America LLC, 3.70% Sr. Unsec. Nts.,
5/4/23[1]	7,000,000	7,177,217
General Motors Financial Co., Inc., 3.95% Sr. Unsec. Nts.,
4/13/24	6,200,000	6,177,284

11 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Automobiles (Continued)
Harley-Davidson Financial Services, Inc., 3.35% Sr. Unsec.
Nts., 2/15/23[1]	$7,000,000 $	7,007,329
Hyundai Capital America, 3.10% Sr. Unsec. Nts., 4/5/22[1]	6,500,000	6,517,885
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts.,
3/15/20[1]	4,000,000	3,955,000
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec.
Nts., 11/12/21[1]	4,090,000	4,199,564
		39,946,380

Diversified Consumer Services—0.2%
Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	4,150,000	4,264,125

Entertainment—0.8%
Fox Corp., 4.03% Sr. Unsec. Nts., 1/25/24[1]	4,505,000	4,722,065
Netflix, Inc., 5.50% Sr. Unsec. Nts., 2/15/22	4,166,000	4,353,470
Viacom, Inc., 4.25% Sr. Unsec. Nts., 9/1/23	3,900,000	4,074,431
		13,149,966

Hotels, Restaurants & Leisure—1.0%
Aramark Services, Inc., 5.00% Sr. Unsec. Nts., 4/1/25[1]	3,282,000	3,273,795
International Game Technology plc, 6.25% Sr. Sec. Nts.,
2/15/22[1]	3,800,000	3,947,250
Marriott International, Inc., 3.25% Sr. Unsec. Nts., 9/15/22	4,100,000	4,159,539
Royal Caribbean Cruises Ltd., 5.25% Sr. Unsec. Nts., 11/15/22	5,000,000	5,401,011
		16,781,595

Household Durables—0.9%
DR Horton, Inc., 2.55% Sr. Unsec. Nts., 12/1/20	5,670,000	5,644,242
Lennar Corp.:
2.95% Sr. Unsec. Nts., 11/29/20	3,000,000	2,985,000
4.125% Sr. Unsec. Nts., 1/15/22	2,300,000	2,318,975
Newell Brands, Inc., 3.85% Sr. Unsec. Nts., 4/1/23	3,500,000	3,527,204
Toll Brothers Finance Corp., 4.875% Sr. Unsec. Nts., 11/15/25	544,000	554,880
		15,030,301

Internet & Catalog Retail—0.4%
QVC, Inc., 5.125% Sr. Sec. Nts., 7/2/22	5,875,000	6,091,560

Media—2.0%
CBS Corp., 2.90% Sr. Unsec. Nts., 6/1/23	4,400,000	4,398,398
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr.
Unsec. Nts., 2/15/23	3,291,000	3,324,009
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50% Sr. Sec. Nts.,
2/1/24	4,000,000	4,181,200
Interpublic Group of Cos., Inc. (The), 3.75% Sr. Unsec. Nts.,
2/15/23	5,000,000	5,168,466
Omnicom Group, Inc./Omnicom Capital, Inc., 3.625% Sr.
Unsec. Nts., 5/1/22	5,400,000	5,542,769

12 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Media (Continued)
Time Warner Cable LLC, 4.00% Sr. Sec. Nts., 9/1/21	$3,600,000 $	3,673,179
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts.,
8/15/26[1]	3,400,000	3,424,412
WPP Finance 2010, 3.75% Sr. Unsec. Nts., 9/19/24	4,100,000	4,184,460
		33,896,893

Multiline Retail—0.2%
Dollar Tree, Inc., 3.70% Sr. Unsec. Nts., 5/15/23	4,000,000	4,080,639

Specialty Retail—1.1%
AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	4,031,724
Gap, Inc. (The), 5.95% Sr. Unsec. Nts., 4/12/21	4,080,000	4,230,668
L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	3,700,000	3,880,375
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.45% Sr.
Unsec. Nts., 7/1/24[1]	6,000,000	6,072,728
		18,215,495

Textiles, Apparel & Luxury Goods—0.5%
Hanesbrands, Inc., 4.625% Sr. Unsec. Nts., 5/15/24[1]	3,500,000	3,491,250
Levi Strauss & Co., 5.00% Sr. Unsec. Nts., 5/1/25	4,166,000	4,270,150
		7,761,400

Consumer Staples—5.6%
Beverages—1.6%
Anheuser-Busch InBev Worldwide, Inc.:
3.50% Sr. Unsec. Nts., 1/12/24	3,200,000	3,295,262
4.15% Sr. Unsec. Nts., 1/23/25	4,600,000	4,862,370
Beam Suntory, Inc., 3.25% Sr. Unsec. Nts., 5/15/22	1,560,000	1,577,279
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	5,155,000	5,251,106
Keurig Dr Pepper, Inc., 4.057% Sr. Unsec. Nts., 5/25/23[1]	6,546,000	6,809,309
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	4,700,000	4,902,787
		26,698,113

Food & Staples Retailing—0.6%
Alimentation Couche-Tard, Inc., 2.70% Sr. Unsec. Nts.,
7/26/22[1]	3,600,000	3,590,131
Kroger Co. (The):
2.80% Sr. Unsec. Nts., 8/1/22	2,550,000	2,562,482
2.95% Sr. Unsec. Nts., 11/1/21	3,053,000	3,074,367
Walgreens Boots Alliance, Inc., 3.30% Sr. Unsec. Nts.,
11/18/21	1,650,000	1,673,956
		10,900,936

Food Products—2.6%
Bunge Ltd. Finance Corp., 4.35% Sr. Unsec. Nts., 3/15/24	4,200,000	4,322,000
Campbell Soup Co., 3.65% Sr. Unsec. Nts., 3/15/23	4,000,000	4,082,835
Conagra Brands, Inc., 4.30% Sr. Unsec. Nts., 5/1/24	4,100,000	4,309,902
General Mills, Inc., 3.20% Sr. Unsec. Nts., 4/16/21	2,000,000	2,022,874
Kraft Heinz Foods Co., 4.00% Sr. Unsec. Nts., 6/15/23	6,400,000	6,625,913

13 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Food Products (Continued)
Lamb Weston Holdings, Inc., 4.625% Sr. Unsec. Nts., 11/1/24[1]	$4,000,000 $	4,000,000
Mondelez International, Inc., 3.625% Sr. Unsec. Nts., 5/7/23	6,400,000	6,604,440
Smithfield Foods, Inc.:
2.65% Sr. Unsec. Nts., 10/3/21[1]	2,000,000	1,953,854
3.35% Sr. Unsec. Nts., 2/1/22[1]	4,000,000	3,943,647
Tyson Foods, Inc., 3.90% Sr. Unsec. Nts., 9/28/23	5,658,000	5,910,974
		43,776,439

Tobacco—0.8%
Altria Group, Inc., 4.00% Sr. Unsec. Nts., 1/31/24	3,950,000	4,098,201
BAT Capital Corp., 2.764% Sr. Unsec. Nts., 8/15/22	1,500,000	1,488,268
BAT International Finance plc, 3.50% Sr. Unsec. Nts., 6/15/22[1]	3,850,000	3,918,791
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts., 7/21/22[1]	4,600,000	4,674,714
		14,179,974

Energy—7.0%
Energy Equipment & Services—0.3%
Schlumberger Holdings Corp., 3.75% Sr. Unsec. Nts., 5/1/24[1]	4,200,000	4,327,044

Oil, Gas & Consumable Fuels—6.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50%
Sr. Unsec. Nts., 12/1/22	6,000,000	6,113,818
Apache Corp., 3.25% Sr. Unsec. Nts., 4/15/22	4,950,000	4,989,647
Buckeye Partners LP, 4.35% Sr. Unsec. Nts., 10/15/24	4,100,000	4,029,694
Canadian Natural Resources Ltd., 2.95% Sr. Unsec. Nts.,
1/15/23	4,150,000	4,140,399
Cenovus Energy, Inc., 5.70% Sr. Unsec. Nts., 10/15/19	1,307,692	1,319,633
Columbia Pipeline Group, Inc., 3.30% Sr. Unsec. Nts., 6/1/20	4,150,000	4,171,780
Continental Resources, Inc., 5.00% Sr. Unsec. Nts., 9/15/22	2,719,000	2,742,492
Devon Energy Corp., 3.25% Sr. Unsec. Nts., 5/15/22	3,925,000	3,975,612
Enbridge Energy Partners LP, 4.20% Sr. Unsec. Nts., 9/15/21	2,400,000	2,459,478
Enbridge, Inc., 2.90% Sr. Unsec. Nts., 7/15/22	5,000,000	5,008,152
Energy Transfer Operating LP:
4.25% Sr. Unsec. Nts., 3/15/23	3,160,000	3,253,873
5.875% Sr. Unsec. Nts., 1/15/24	4,100,000	4,482,662
EQM Midstream Partners LP, 4.75% Sr. Unsec. Nts., 7/15/23	4,000,000	4,081,570
Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts.,
7/15/20[1]	2,000,000	2,054,458
Husky Energy, Inc.:
3.95% Sr. Unsec. Nts., 4/15/22	2,050,000	2,097,000
7.25% Sr. Unsec. Nts., 12/15/19	1,800,000	1,840,219
Kinder Morgan Energy Partners LP, 6.85% Sr. Unsec. Nts.,
2/15/20	2,900,000	2,980,315
Kinder Morgan, Inc., 3.15% Sr. Unsec. Nts., 1/15/23	3,400,000	3,416,372
Marathon Oil Corp., 2.70% Sr. Unsec. Nts., 6/1/20	3,840,000	3,833,923
Marathon Petroleum Corp.:
3.40% Sr. Unsec. Nts., 12/15/20	4,500,000	4,539,596
4.75% Sr. Unsec. Nts., 12/15/23	1,150,000	1,229,007

14 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Midwest Connector Capital Co. LLC, 3.90% Sr. Unsec. Nts.,
4/1/24[1]	$4,509,000 $	4,631,740
Newfield Exploration Co., 5.625% Sr. Unsec. Nts., 7/1/24	4,000,000	4,392,953
Noble Energy, Inc., 4.15% Sr. Unsec. Nts., 12/15/21	1,645,000	1,694,867
ONEOK Partners LP, 4.90% Sr. Unsec. Nts., 3/15/25	4,500,000	4,838,691
Phillips 66, 3.121% [US0003M+60] Sr. Unsec. Nts., 2/26/21[3]	5,600,000	5,600,172
Plains All American Pipeline LP/PAA Finance Corp., 3.85% Sr.
Unsec. Nts., 10/15/23	4,200,000	4,304,955
Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 4/15/23	4,100,000	4,420,288
Targa Resources Partners LP/Targa Resources Partners Finance
Corp., 4.25% Sr. Unsec. Nts., 11/15/23	4,400,000	4,334,000
TC PipeLines LP, 4.65% Sr. Unsec. Nts., 6/15/21	2,600,000	2,674,034
Williams Cos, Inc. (The), 3.35% Sr. Unsec. Nts., 8/15/22	4,800,000	4,875,878
		114,527,278

Financials—13.3%
Capital Markets—2.5%
Ameriprise Financial, Inc., 3.00% Sr. Unsec. Nts., 3/22/22	3,000,000	3,028,833
Goldman Sachs Group, Inc. (The):
2.35% Sr. Unsec. Nts., 11/15/21	4,000,000	3,962,183
2.908% [US0003M+105.3] Sr. Unsec. Nts., 6/5/23[3]	5,000,000	5,002,395
Macquarie Group Ltd., 3.189% [US0003M+102.3] Sr. Unsec.
Nts., 11/28/23[1,3]	4,700,000	4,695,483
Moody's Corp., 2.625% Sr. Unsec. Nts., 1/15/23	6,600,000	6,571,728
Morgan Stanley:
2.625% Sr. Unsec. Nts., 11/17/21	3,000,000	2,985,238
2.75% Sr. Unsec. Nts., 5/19/22	5,600,000	5,603,029
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	1,655,000	1,691,741
State Street Corp., 2.653% [US0003M+63.5] Sr. Unsec. Nts.,
5/15/23[3]	4,000,000	4,015,623
UBS Group Funding Switzerland AG, 2.65% Sr. Unsec. Nts.,
2/1/22[1]	4,300,000	4,283,233
		41,839,486

Commercial Banks—6.3%
Bank of America Corp.:
2.738% [US0003M+37] Sr. Unsec. Nts., 1/23/22[3]	1,450,000	1,450,946
3.004% [US0003M+79] Sr. Unsec. Nts., 12/20/23[3]	2,780,000	2,798,328
3.124% [US0003M+116] Sr. Unsec. Nts., 1/20/23[3]	4,800,000	4,832,975
3.864% [US0003M+94] Sr. Unsec. Nts., 7/23/24[3]	4,900,000	5,083,073
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts., 11/25/23[1]	3,245,000	3,345,566
Bank of Montreal, Series E, 3.30% Sr. Unsec. Nts., 2/5/24	3,359,000	3,439,680
BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	2,750,000	2,755,368
Canadian Imperial Bank of Commerce, 3.10% Sr. Unsec. Nts.,
4/2/24	4,259,000	4,308,014
Citibank NA, 3.40% Sr. Unsec. Nts., 7/23/21	1,600,000	1,627,972
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts.,
5/26/22	4,200,000	4,201,658
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	3,550,000	3,555,360

15 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Credit Agricole SA (London), 3.375% Sr. Unsec. Nts., 1/10/22[1]	$3,600,000 $	3,633,941
Fifth Third Bancorp, 2.60% Sr. Unsec. Nts., 6/15/22	3,500,000	3,500,945
First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,436,000	3,476,244
Ford Motor Credit Co. LLC, 3.336% Sr. Unsec. Nts., 3/18/21	4,299,000	4,281,738
HSBC Holdings plc, 4.098% [US0003M+150] Sr. Unsec. Nts.,
1/5/22[3]	3,200,000	3,265,614
Huntington National Bank (The), 2.50% Sr. Unsec. Nts.,
8/7/22	4,300,000	4,297,021
JPMorgan Chase & Co.:
2.295% Sr. Unsec. Nts., 8/15/21	2,265,000	2,251,630
2.776% [US0003M+93.5] Sr. Unsec. Nts., 4/25/23[3]	4,200,000	4,207,369
Lloyds Bank plc, 3.30% Sr. Unsec. Nts., 5/7/21	4,000,000	4,046,028
Lloyds Banking Group plc, 2.907% [US0003M+81] Sr. Unsec.
Nts., 11/7/23[3]	3,800,000	3,734,959
M&T Bank Corp., 3.55% Sr. Unsec. Nts., 7/26/23	1,655,000	1,720,776
PNC Financial Services Group, Inc. (The), 3.50% Sr. Unsec.
Nts., 1/23/24	6,000,000	6,220,359
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	2,336,000	2,341,339
SunTrust Bank (Atlanta GA):
3.20% Sr. Unsec. Nts., 4/1/24	3,400,000	3,464,834
3.689% [US0003M+73.5] Sr. Unsec. Nts., 8/2/24[3]	3,700,000	3,831,690
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22	2,206,000	2,196,845
Wells Fargo & Co., 2.625% Sr. Unsec. Nts., 7/22/22	9,100,000	9,079,205
Zions Bancorp NA, 3.35% Sr. Unsec. Nts., 3/4/22	3,000,000	3,042,414
		105,991,891

Consumer Finance—1.6%
American Express Co.:
2.50% Sr. Unsec. Nts., 8/1/22	5,700,000	5,676,177
2.75% Sr. Unsec. Nts., 5/20/22	2,600,000	2,611,942
Capital One Financial Corp., 3.20% Sr. Unsec. Nts., 1/30/23	4,200,000	4,252,294
Discover Bank, 3.35% Sr. Unsec. Nts., 2/6/23	2,600,000	2,635,706
Micron Technology, Inc., 4.64% Sr. Unsec. Nts., 2/6/24	4,219,000	4,304,511
Nissan Motor Acceptance Corp., 3.875% Sr. Unsec. Nts.,
9/21/23[1]	4,000,000	4,123,054
Synchrony Financial, 4.25% Sr. Unsec. Nts., 8/15/24	3,440,000	3,515,886
		27,119,570

Diversified Financial Services—0.2%
INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	4,055,000	4,084,674

Insurance—0.6%
AXA Equitable Holdings, Inc., 3.90% Sr. Unsec. Nts., 4/20/23	5,000,000	5,183,330
Boardwalk Pipelines LP, 3.375% Sr. Unsec. Nts., 2/1/23	2,850,000	2,848,338
Marsh & McLennan Cos., Inc., 2.75% Sr. Unsec. Nts., 1/30/22	2,800,000	2,808,994
		10,840,662

16 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Real Estate Investment Trusts (REITs)—2.1%
Alexandria Real Estate Equities, Inc., 4.00% Sr. Unsec. Nts.,
1/15/24	$3,000,000 $	3,143,308
American Tower Corp., 3.00% Sr. Unsec. Nts., 6/15/23	5,159,000	5,183,028
Crown Castle International Corp., 3.20% Sr. Unsec. Nts.,
9/1/24	4,250,000	4,260,632
Digital Realty Trust LP, 2.75% Sr. Unsec. Nts., 2/1/23	4,900,000	4,853,856
HCP, Inc., 4.25% Sr. Unsec. Nts., 11/15/23	4,000,000	4,210,256
Lamar Media Corp., 5.375% Sr. Unsec. Nts., 1/15/24	1,600,000	1,641,600
Ventas Realty LP, 3.50% Sr. Unsec. Nts., 4/15/24	4,250,000	4,368,863
Welltower, Inc.:
3.75% Sr. Unsec. Nts., 3/15/23	2,195,000	2,268,916
3.95% Sr. Unsec. Nts., 9/1/23	2,000,000	2,093,289
Weyerhaeuser Co., 3.25% Sr. Unsec. Nts., 3/15/23	4,200,000	4,264,213
		36,287,961

Health Care—6.0%
Biotechnology—1.3%
AbbVie, Inc., 3.75% Sr. Unsec. Nts., 11/14/23	7,736,000	7,976,291
Biogen, Inc., 3.625% Sr. Unsec. Nts., 9/15/22	4,000,000	4,093,027
Celgene Corp., 3.25% Sr. Unsec. Nts., 2/20/23	5,000,000	5,102,144
Shire Acquisitions Investments Ireland DAC, 2.875% Sr.
Unsec. Nts., 9/23/23	4,100,000	4,075,365
		21,246,827

Health Care Equipment & Supplies—1.1%
Becton Dickinson & Co., 3.363% Sr. Unsec. Nts., 6/6/24	5,000,000	5,078,333
Boston Scientific Corp., 3.45% Sr. Unsec. Nts., 3/1/24	3,000,000	3,085,537
Hologic, Inc., 4.375% Sr. Unsec. Nts., 10/15/25[1]	4,391,000	4,363,556
Zimmer Biomet Holdings, Inc., 3.70% Sr. Unsec. Nts., 3/19/23	6,300,000	6,461,897
		18,989,323

Health Care Providers & Services—1.8%
Anthem, Inc., 2.95% Sr. Unsec. Nts., 12/1/22	3,700,000	3,718,339
Cigna Corp., 3.75% Sr. Unsec. Nts., 7/15/23[1]	3,741,000	3,841,125
CVS Health Corp., 3.70% Sr. Unsec. Nts., 3/9/23	10,400,000	10,636,204
Fresenius Medical Care US Finance II, Inc.:
4.125% Sr. Unsec. Nts., 10/15/20[1]	3,400,000	3,444,216
5.875% Sr. Unsec. Nts., 1/31/22[1]	1,275,000	1,358,427
HCA, Inc., 5.375% Sr. Unsec. Nts., 2/1/25	4,065,000	4,258,982
Humana, Inc., 2.90% Sr. Unsec. Nts., 12/15/22	4,150,000	4,160,744
		31,418,037

Life Sciences Tools & Services—0.5%
IQVIA, Inc., 5.00% Sr. Unsec. Nts., 10/15/26[1]	4,255,000	4,345,419
Life Technologies Corp., 6.00% Sr. Unsec. Nts., 3/1/20	3,300,000	3,374,129
		7,719,548

Pharmaceuticals—1.3%
Bayer US Finance II LLC, 3.875% Sr. Unsec. Nts., 12/15/23[1]	5,600,000	5,698,637

17 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Pharmaceuticals (Continued)
Bristol-Myers Squibb Co., 2.90% Sr. Unsec. Nts., 7/26/24[1]	$4,250,000 $	4,309,917
Elanco Animal Health, Inc., 4.272% Sr. Unsec. Nts., 8/28/23[1]	4,000,000	4,201,665
Mylan NV, 3.15% Sr. Unsec. Nts., 6/15/21	4,125,000	4,105,620
Takeda Pharmaceutical Co. Ltd., 4.40% Sr. Unsec. Nts.,
11/26/23[1]	4,100,000	4,336,279
		22,652,118

Industrials—5.1%
Aerospace & Defense—1.5%
BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/20[1]	5,000,000	5,009,077
L3 Technologies, Inc., 3.85% Sr. Unsec. Nts., 6/15/23	3,990,000	4,153,349
Rockwell Collins, Inc., 2.80% Sr. Unsec. Nts., 3/15/22	2,700,000	2,702,758
Spirit AeroSystems, Inc., 3.95% Sr. Unsec. Nts., 6/15/23	5,000,000	5,142,011
Textron, Inc., 4.30% Sr. Unsec. Nts., 3/1/24	4,450,000	4,697,966
United Technologies Corp., 3.65% Sr. Unsec. Nts., 8/16/23	4,000,000	4,152,284
		25,857,445

Airlines—0.3%
Delta Air Lines, Inc., 2.875% Sr. Unsec. Nts., 3/13/20	5,000,000	4,999,174

Building Products—0.7%
Fortune Brands Home & Security, Inc., 4.00% Sr. Unsec. Nts.,
9/21/23	3,859,000	4,019,525
Masco Corp., 3.50% Sr. Unsec. Nts., 4/1/21	3,450,000	3,492,463
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	4,800,000	4,968,366
		12,480,354

Industrial Conglomerates—0.3%
Roper Technologies, Inc., 3.65% Sr. Unsec. Nts., 9/15/23	4,018,000	4,142,391

Machinery—1.0%
CNH Industrial Capital LLC, 4.875% Sr. Unsec. Nts., 4/1/21	3,750,000	3,865,125
Fortive Corp., 2.35% Sr. Unsec. Nts., 6/15/21	5,100,000	5,072,910
Nvent Finance Sarl, 3.95% Sr. Unsec. Nts., 4/15/23	4,000,000	4,057,012
Wabtec Corp., 4.40% Sr. Unsec. Nts., 3/15/24	4,000,000	4,149,354
		17,144,401

Professional Services—0.2%
IHS Markit Ltd., 4.125% Sr. Unsec. Nts., 8/1/23	2,540,000	2,636,241

Road & Rail—0.6%
ERAC USA Finance LLC, 2.60% Sr. Unsec. Nts., 12/1/21[1]	5,500,000	5,482,280
Ryder System, Inc., 3.40% Sr. Unsec. Nts., 3/1/23	4,000,000	4,081,141
		9,563,421

Trading Companies & Distributors—0.5%
Air Lease Corp.:
3.00% Sr. Unsec. Nts., 9/15/23	3,550,000	3,526,067
4.25% Sr. Unsec. Nts., 2/1/24	1,600,000	1,663,205

18 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Trading Companies & Distributors (Continued)
United Rentals North America, Inc., 4.625% Sec. Nts.,
7/15/23	$3,350,000 $	3,421,187
		8,610,459

Information Technology—4.7%
Communications Equipment—0.0%
Motorola Solutions, Inc., 3.75% Sr. Unsec. Nts., 5/15/22	562,000	577,956

Electronic Equipment, Instruments, & Components—0.8%
CDW LLC/CDW Finance Corp., 5.00% Sr. Unsec. Nts., 9/1/25	1,500,000	1,522,500
FLIR Systems, Inc., 3.125% Sr. Unsec. Nts., 6/15/21	4,205,000	4,220,438
Tech Data Corp., 3.70% Sr. Unsec. Nts., 2/15/22	5,000,000	5,056,911
Trimble, Inc., 4.15% Sr. Unsec. Nts., 6/15/23	2,000,000	2,058,696
		12,858,545

IT Services—1.4%
DXC Technology Co., 4.25% Sr. Unsec. Nts., 4/15/24	5,000,000	5,196,184
Fiserv, Inc., 3.80% Sr. Unsec. Nts., 10/1/23	4,000,000	4,159,785
Leidos Holdings, Inc., 4.45% Sr. Sec. Nts., 12/1/20	6,202,000	6,268,361
Total System Services, Inc., 4.00% Sr. Unsec. Nts., 6/1/23	5,000,000	5,186,648
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	631,000	644,535
5.25% Sr. Unsec. Nts., 4/1/25	2,010,000	2,107,988
		23,563,501

Semiconductors & Semiconductor Equipment—1.2%
Broadcom, Inc., 3.625% Sr. Unsec. Nts., 10/15/24[1]	8,000,000	7,874,136
Marvell Technology Group Ltd., 4.20% Sr. Unsec. Nts.,
6/22/23	4,000,000	4,127,973
Microchip Technology, Inc., 4.333% Sr. Sec. Nts., 6/1/23[1]	4,000,000	4,115,290
NXP BV/NXP Funding LLC, 4.625% Sr. Unsec. Nts., 6/1/23[1]	4,750,000	4,950,925
		21,068,324

Software—0.8%
Autodesk, Inc., 3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	3,014,006
Dell International LLC/EMC Corp., 5.875% Sr. Unsec. Nts.,
6/15/21[1]	188,000	190,805
Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,405,568
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	4,165,000	4,238,387
VMware, Inc., 2.95% Sr. Unsec. Nts., 8/21/22	2,900,000	2,900,801
		12,749,567

Technology Hardware, Storage & Peripherals—0.5%
Dell International LLC/EMC Corp., 4.00% Sr. Sec. Nts.,
7/15/24[1]	4,300,000	4,327,141
Hewlett Packard Enterprise Co., 4.40% Sr. Unsec. Nts.,
10/15/22	4,600,000	4,821,677
		9,148,818

19 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Materials—5.8%
Chemicals—3.1%
Celanese US Holdings LLC, 3.50% Sr. Unsec. Nts., 5/8/24	$4,000,000 $	4,040,426
CF Industries, Inc.:
3.40% Sr. Sec. Nts., 12/1/21[1]	4,385,000	4,345,219
3.45% Sr. Unsec. Nts., 6/1/23	3,511,000	3,427,614
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical
Co. LP, 3.30% Sr. Unsec. Nts., 5/1/23[1]	4,000,000	4,099,582
Dow Chemical Co., 3.15% Sr. Unsec. Nts., 5/15/24[1]	4,000,000	4,021,880
DowDuPont, Inc., 4.205% Sr. Unsec. Nts., 11/15/23	6,550,000	6,904,664
Eastman Chemical Co., 3.50% Sr. Unsec. Nts., 12/1/21	1,720,000	1,754,614
LyondellBasell Industries NV, 6.00% Sr. Unsec. Nts., 11/15/21	3,600,000	3,845,197
Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	3,400,000	3,402,930
Nutrien Ltd.:
3.50% Sr. Unsec. Nts., 6/1/23	3,800,000	3,876,824
4.875% Sr. Unsec. Nts., 3/30/20	335,000	340,791
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	4,075,000	4,222,719
Sherwin-Williams Co. (The), 2.75% Sr. Unsec. Nts., 6/1/22	4,150,000	4,145,546
Yara International ASA, 7.875% Sr. Unsec. Nts., 6/11/19[1]	4,100,000	4,103,794
		52,531,800

Construction Materials—0.3%
Boral Finance Pty Ltd., 3.00% Sr. Unsec. Nts., 11/1/22[1]	4,200,000	4,183,512

Containers & Packaging—1.0%
Ball Corp.:
4.375% Sr. Unsec. Nts., 12/15/20	3,300,000	3,366,000
4.875% Sr. Unsec. Nts., 3/15/26	915,000	941,306
Graphic Packaging International LLC, 4.75% Sr. Unsec. Nts.,
4/15/21	1,958,000	1,994,713
Packaging Corp. of America, 3.65% Sr. Unsec. Nts., 9/15/24	3,504,000	3,610,384
Sealed Air Corp.:
5.50% Sr. Unsec. Nts., 9/15/25[1]	1,015,000	1,055,600
6.50% Sr. Unsec. Nts., 12/1/20[1]	3,100,000	3,208,500
WestRock RKT LLC, 3.50% Sr. Unsec. Nts., 3/1/20	3,205,000	3,226,592
		17,403,095

Metals & Mining—1.2%
Anglo American Capital plc, 3.75% Sr. Unsec. Nts., 4/10/22[1]	3,000,000	3,046,910
ArcelorMittal, 6.25% Sr. Unsec. Nts., 2/25/22	3,600,000	3,872,278
Newcrest Finance Pty Ltd., 4.45% Sr. Unsec. Nts., 11/15/21[1]	3,650,000	3,779,338
Newmont Goldcorp Corp., 3.70% Sr. Unsec. Nts., 3/15/23[1]	4,650,000	4,784,913
Steel Dynamics, Inc., 5.50% Sr. Unsec. Nts., 10/1/24	4,000,000	4,083,960
		19,567,399

Paper & Forest Products—0.2%
Domtar Corp., 4.40% Sr. Unsec. Nts., 4/1/22	3,800,000	3,943,255

20 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Telecommunication Services—2.2%
Diversified Telecommunication Services—1.8%
AT&T, Inc., 3.60% Sr. Unsec. Nts., 2/17/23	$6,600,000 $	6,773,825
British Telecommunications plc, 4.50% Sr. Unsec. Nts.,
12/4/23	4,083,000	4,328,707
CenturyLink, Inc., 5.625% Sr. Unsec. Nts., 4/1/20	3,400,000	3,458,820
Deutsche Telekom International Finance BV, 2.82% Sr. Unsec.
Nts., 1/19/22[1]	5,600,000	5,614,877
Telefonica Emisiones SA, 4.57% Sr. Unsec. Nts., 4/27/23	6,100,000	6,502,480
T-Mobile USA, Inc., 6.375% Sr. Unsec. Nts., 3/1/25	3,800,000	3,941,626
		30,620,335

Wireless Telecommunication Services—0.4%
Vodafone Group plc, 3.75% Sr. Unsec. Nts., 1/16/24	6,371,000	6,539,216

Utilities—6.8%
Electric Utilities—4.3%
Alliant Energy Finance LLC, 3.75% Sr. Unsec. Nts., 6/15/23[1]	4,000,000	4,126,212
Edison International, 2.125% Sr. Unsec. Nts., 4/15/20	4,100,000	4,061,587
EDP Finance BV, 3.625% Sr. Unsec. Nts., 7/15/24[1]	4,150,000	4,203,535
Emera US Finance LP, 2.70% Sr. Unsec. Nts., 6/15/21	4,700,000	4,685,576
Enel Finance International NV, 2.75% Sr. Unsec. Nts., 4/6/23[1]	6,000,000	5,871,808
Entergy Corp., 5.125% Sr. Unsec. Nts., 9/15/20	3,500,000	3,582,694
Evergy, Inc., 4.85% Sr. Unsec. Nts., 6/1/21	1,640,000	1,694,687
Eversource Energy, 3.80% Sr. Unsec. Nts., 12/1/23	4,200,000	4,384,612
Exelon Corp., 3.497% Jr. Sub. Nts., 6/1/22	4,000,000	4,075,088
FirstEnergy Corp., 4.25% Sr. Unsec. Nts., 3/15/23	3,900,000	4,090,148
Fortis, Inc., 2.10% Sr. Unsec. Nts., 10/4/21	4,350,000	4,292,472
Iberdrola Finance Ireland DAC, 5.00% Sr. Unsec. Nts.,
9/11/19[1]	2,000,000	2,010,585
NextEra Energy Capital Holdings, Inc., 3.15% Sr. Unsec. Nts.,
4/1/24	5,000,000	5,062,105
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts.,
9/15/24[1]	4,460,000	4,448,850
PNM Resources, Inc., 3.25% Sr. Unsec. Nts., 3/9/21	4,000,000	4,028,107
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr.
Unsec. Nts., 5/1/21[1]	6,148,000	6,348,237
Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	768,287
Southern Power Co., 2.50% Sr. Unsec. Nts., 12/15/21	3,700,000	3,690,032
Southwestern Electric Power Co., 3.55% Sr. Unsec. Nts.,
2/15/22	2,000,000	2,043,029
		73,467,651

Independent Power and Renewable Electricity Producers—0.5%
IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	3,400,000	3,421,481
NRG Energy, Inc., 3.75% Sr. Sec. Nts., 6/15/24[1]	4,250,000	4,317,333
		7,738,814

21 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Multi-Utilities—2.0%
CenterPoint Energy Resources Corp., 3.55% Sr. Unsec. Nts.,
4/1/23	$3,000,000 $	3,063,793
CenterPoint Energy, Inc., 3.85% Sr. Unsec. Nts., 2/1/24	5,000,000	5,220,590
Dominion Energy, Inc.:
2.75% Sr. Unsec. Nts., 1/15/22	3,000,000	2,999,871
4.104% Jr. Sub. Nts., 4/1/21[10]	4,500,000	4,593,422
DTE Energy Co.:
3.30% Sr. Unsec. Nts., 6/15/22	3,000,000	3,049,548
3.70% Sr. Unsec. Nts., 8/1/23	3,319,000	3,444,437
NiSource, Inc., 3.85% Sr. Unsec. Nts., 2/15/23	3,500,000	3,603,297
PSEG Power LLC, 3.85% Sr. Unsec. Nts., 6/1/23	4,000,000	4,133,215
Sempra Energy, 2.40% Sr. Unsec. Nts., 3/15/20	4,000,000	3,992,899
		34,101,072
Total Corporate Bonds and Notes (Cost $1,108,848,344)		1,124,986,980

Short-Term Notes—5.8%
Alliant Energy Corp., 2.551%, 6/3/19[11]	8,400,000	8,398,215
Ameren Illinois Co., 2.717%, 6/17/19[11]	7,600,000	7,590,554
Amphenol Corp., 2.581%, 6/4/19[11]	7,600,000	7,597,864
Avery Dennison Corp., 2.571%, 6/5/19[11,12]	7,600,000	7,597,335
BAE Systems Holdings, Inc., 2.706%, 6/13/19[11,12]	3,400,000	3,396,940
Cabot Corp., 2.611%, 6/4/19[1,11,12]	7,600,000	7,597,842
Commonwealth Edison Co., 2.531%, 6/3/19[11,12]	3,300,000	3,299,299
Diageo Capital plc, 2.605%, 6/26/19[11,12]	7,600,000	7,585,388
Eastman Chemical Co., 2.676%, 6/11/19[1,11,12]	5,100,000	5,095,949
ENI Finance USA, Inc., 2.696%, 6/3/19[11,12]	7,500,000	7,498,390
Glencore Funding LLC, 2.856%, 6/17/19[11,12]	7,600,000	7,590,289
Hitachi America Capital, Ltd., 2.571%, 6/3/19[11,12]	2,500,000	2,499,460
Reckitt Benckiser Treasury Services plc, 2.696%, 6/6/19[11,12]	3,300,000	3,298,661
Relx, Inc., 2.541%, 6/3/19[1,11,12]	8,400,000	8,398,215
Schlumberger Holdings Corp., 2.624%, 6/5/19[1,11,12]	2,500,000	2,499,068
Western Union Co. (The), 2.581%, 6/3/19[1,11,12]	7,600,000	7,598,385
Total Short-Term Notes (Cost $97,547,831)		97,541,854

	Shares	Value
Investment Company—0.1%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. IN,
2.39%[13] (Cost $1,076,741)	1,076,741 $	1,076,741
Total Investments, at Value (Cost $1,839,133,690)	109.7%	1,861,408,011
Net Other Assets (Liabilities)	(9.7)	(164,310,277)
Net Assets	100.0%	$ 1,697,097,735

Footnotes to Statement of Investments
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $521,156,326 or 30.71% of the Fund's net assets at period end.
2. Restricted security. The aggregate value of restricted securities at period end was $2,039,989, which represents
0.12% of the Fund's net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

22 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

Footnotes to Statement of Investments (Continued)
				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
GLS Auto Receivables Trust, Series
2018-1A, Cl. A, 2.82%, 7/15/22	1/30/18 $	2,038,923 $	2,039,989 $	1,066

3. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $23,991,336 or 1.41% of the Fund’s net assets at period end.
5. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.
6. Interest rate is less than 0.0005%.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.
8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise.
The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $39,216 or 0.00% of the Fund's net assets at period end.
9. The value of this security was determined using significant unobservable inputs.  See Note 2 of the accompanying
Notes.
10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
11. Current yield as of period end.
12. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $73,955,221 or 4.36% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
13. The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the
7-day SEC standardized yield as of May 31, 2019.

Futures Contracts as of May 31, 2019
						Unrealized
		Expiration	Number Notional Amount			Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value (Depreciation)
United States
Treasury Long
Bonds	Buy	9/19/19	63	USD 9,561 $	9,684,281 $	123,012
United States
Treasury Nts., 10 yr.	Buy	9/19/19	599	USD 75,458	75,923,250	465,437
United States
Treasury Nts., 2 yr.	Buy	9/30/19	2,140	USD 457,672 459,397,815		1,725,714

23 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts (Continued)
					Unrealized
		Expiration	Number Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000’s)	Value (Depreciation)
United States
Treasury Nts., 5 yr.	Sell	9/30/19	4,621	USD 538,958 $ 542,353,776 $	(3,395,654)
					$(1,081,491)

Over-the-Counter Total Return Swaps at May 31, 2019
		Pay/Receive
		Total	Maturity Notional Amount
Reference Asset		Return* Floating Rate	Date	(000's)	Value
iBoxx USD Liquid IG Series
1 Version 1	GSCO-OT	Pay USD BBA LIBOR	9/26/19 USD	36,129 $	(1,403,810)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
GSCO-OT Goldman Sachs Bank USA

Definitions
BBA LIBOR British Bankers' Association London - Interbank Offered Rate
D11COF Cost of Funds for the 11th District of San Francisco
H15T1Y US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR Intercontinental Exchange London Interbank Offered Rate
LIBOR01M ICE LIBOR USD 1 Month
MSCI Morgan Stanley Capital International
US0001M ICE LIBOR USD 1 Month
US0003M ICE LIBOR USD 3 Month

24 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

1. Organization
Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event

25 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.
    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
     To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.
For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

26 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

2. Securities Valuation (Continued)
liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$233,144,367	$—	$233,144,367
Mortgage-Backed Obligations	—	404,624,519	33,550	404,658,069
Corporate Bonds and Notes	—	1,124,986,980	—	1,124,986,980
Short-Term Notes	—	97,541,854	—	97,541,854
Investment Company	1,076,741	—	—	1,076,741
Total Investments, at Value	1,076,741	1,860,297,720	33,550	1,861,408,011
Other Financial Instruments:
Futures contracts	2,314,163	—	—	2,314,163
Total Assets	$3,390,904	$ 1,860,297,720	$ 33,550	$ 1,863,722,174

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(1,403,810)	$—	$(1,403,810)
Futures contracts	(3,395,654)	—	—	(3,395,654)
Total Liabilities	$(3,395,654)	$(1,403,810)	$—	$(4,799,464)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

27 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
	Transfers into	Transfers out
	Level 2*	ofLevel 3*
Assets Table
Investments, at Value:
Asset-Backed Securities	$173,266 $	(173,266)
Total Assets	$173,266 $	(173,266)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’
expenses, including their management fee. The Manager will waive fees and/or reimburse
Fund expenses in an amount equal to the indirect management fees incurred through the
Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes.
The Fund may invest in money market instruments by investing in Class E shares of Invesco
Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated
Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The
Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The

28 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

3. Investments and Risks (Continued)
purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$241,276,188
Sold securities	67,008,400

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and
counterparty credit risk.
    At period end, the Fund did not have any forward roll securities.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

29 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives
The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options.
In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”)
transaction, or through a securities or futures exchange and cleared through a clearinghouse.

30 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

5. Use of Derivatives (Continued)
    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.
    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.
Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.
    The Fund's actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments
(variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.
    Futures contracts are reported on a schedule following the Statement of Investments.
Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of
Operations in the annual and semiannual reports at the closing or expiration of futures

31 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)
contracts.
    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.
    During the reporting period, the Fund had an ending monthly average market value of
$332,382,193 and $639,338,181 on futures contracts purchased and sold, respectively.
    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-
asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction
(“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.
    Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the
Statement of Operations in the annual and semiannual reports.
    Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

32 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

5. Use of Derivatives (Continued)
    Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
    The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.
    For the reporting period, the Fund had ending monthly average notional amounts of
$10,838,595 on total return swaps which are short the reference asset.
    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
    The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.
    To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund's International Swap and
Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting)
for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty.
In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
    ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency

33 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)
or other events.
    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.
    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.
    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.
Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The
Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.
    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-
traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.
    Collateral terms are contract specific for OTC derivatives. For derivatives traded under an
ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.
    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g.,
$250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of

34 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

5. Use of Derivatives (Continued)
loss from counterparty nonperformance.

35 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND